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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

3707 West Maple Road Bloomfield Hills, Michigan	48301

(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.    3707 W. Maple Road    Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code: (248) 644-8500

Date of fiscal year end:      December 31, 2012

Date of reporting period:    September 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 89.7%	Shares	Market Value
Consumer Discretionary - 3.4%
Specialty Retail - 3.4%
Rent-A-Center, Inc.	30,000	$1,052,400

Consumer Staples - 8.4%
Beverages - 2.2%
PepsiCo, Inc.	10,000	707,700

Food & Staples Retailing - 3.9%
Sysco Corporation	20,000	625,400
Wal-Mart Stores, Inc.	8,000	590,400
		1,215,800
Household Products - 2.3%
Clorox Company (The)	10,000	720,500

Energy - 22.0%
Energy Equipment & Services - 7.9%
Baker Hughes Incorporated	10,000	452,300
Ensco PLC - Class A	15,000	818,400
Helmerich & Payne, Inc.	15,000	714,150
Patterson-UTI Energy, Inc.	30,000	475,200
		2,460,050
Oil, Gas & Consumable Fuels - 14.1%
Chesapeake Energy Corporation	60,000	1,132,200
Cimarex Energy Company	9,000	526,950
Exxon Mobil Corporation	15,000	1,371,750
Range Resources Corporation	10,000	698,700
Southwestern Energy Company *	20,000	695,600
		4,425,200
Financials - 16.5%
Capital Markets - 0.7%
Bank of New York Mellon Corporation (The)	10,000	226,200

Diversified Financial Services - 5.1%
H&R Block, Inc.	30,000	519,900
Western Union Company (The)	60,000	1,093,200
		1,613,100
Insurance - 10.7%
Berkshire Hathaway, Inc. - Class A *	10	1,327,000
Unico American Corporation	182,700	2,009,700
		3,336,700
Health Care - 10.8%
Health Care Equipment & Supplies - 6.4%
Becton, Dickinson and Company	10,000	785,600
C.R. Bard, Inc.	4,000	418,600
Covidien PLC	4,000	237,680
Stryker Corporation	10,000	556,600
		1,998,480

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Market Value
Health Care - 10.8% (Continued)
Pharmaceuticals - 4.4%
Johnson & Johnson	20,000	$1,378,200

Industrials - 0.9%
Aerospace & Defense - 0.9%
Rockwell Collins, Inc.	5,000	268,200

Information Technology - 22.4%
Communications Equipment - 4.3%
Cisco Systems, Inc.	70,000	1,336,300

Computers & Peripherals - 4.9%
Apple, Inc.	500	333,630
Hewlett-Packard Company	70,000	1,194,200
		1,527,830
Electronic Equipment, Instruments & Components - 6.2%
Avnet, Inc. *	25,000	727,250
Ingram Micro, Inc. - Class A *	80,000	1,218,400
		1,945,650
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	20,000	223,300

Software - 6.3%
Microsoft Corporation	35,000	1,042,300
Oracle Corporation	30,000	944,700
		1,987,000
Materials - 5.3%
Metals & Mining - 5.3%
Barrick Gold Corporation	20,000	835,200
Newmont Mining Corporation	15,000	840,150
		1,675,350

Total Common Stocks (Cost $23,776,799)		$28,097,960

EXCHANGE-TRADED FUNDS - 5.5%	Shares	Market Value
SPDR Gold Trust * (Cost $923,697)	10,000	$1,720,200

OPEN-END FUNDS - 0.0% (a)	Shares	Market Value
Sequoia Fund * (Cost $8,079)	62	$10,091

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b)	1,399,672	$1,399,672
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	148,227	148,227
Total Money Market Funds (Cost $1,547,899)		$1,547,899

Total Investments at Market Value - 100.1% (Cost $26,256,474)		$31,376,150

Liabilities in Excess of Other Assets - (0.1%)		(39,833)

Net Assets - 100.0%		$31,336,317

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2012.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

1.   Securities valuation

The securities of Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks	$28,097,960	$-	$-	$28,097,960
Exchange-Traded Funds	1,720,200	-	-	1,720,200
Open-End Funds	10,091	-	-	10,091
Money Market Funds	1,547,899	-	-	1,547,899
Total	$31,376,150	$-	$-	$31,376,150

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  As of September 30, 2012, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of September 30, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2012:

Cost of portfolio investments	$26,256,730

Gross unrealized appreciation	$5,474,810
Gross unrealized depreciation	(355,390)

Net unrealized appreciation	$5,119,420

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Market Value
Consumer Discretionary - 18.4%
Auto Components - 1.3%
Gentex Corporation	150,000	$2,551,500

Automobiles - 1.8%
Thor Industries, Inc.	100,000	3,632,000

Diversified Consumer Services - 0.6%
DeVry, Inc.	50,000	1,138,000

Household Durables - 3.5%
PulteGroup, Inc. *	250,000	3,875,000
Ryland Group, Inc. (The)	100,000	3,000,000
		6,875,000
Specialty Retail - 8.1%
Advance Auto Parts, Inc.	40,000	2,737,600
Chico's FAS, Inc.	400,000	7,244,000
Lowe's Companies, Inc.	200,000	6,048,000
		16,029,600
Textiles, Apparel & Luxury Goods - 3.1%
Coach, Inc.	65,000	3,641,300
VF Corporation	15,000	2,390,400
		6,031,700
Energy - 16.7%
Energy Equipment & Services - 3.6%
Halliburton Company	160,000	5,390,400
Tidewater, Inc.	35,000	1,698,550
		7,088,950
Oil, Gas & Consumable Fuels - 13.1%
Chesapeake Energy Corporation	175,000	3,302,250
Devon Energy Corporation	65,000	3,932,500
Exxon Mobil Corporation	50,000	4,572,500
Peabody Energy Corporation	50,000	1,114,500
Phillips 66	75,000	3,477,750
Range Resources Corporation	100,000	6,987,000
Southwestern Energy Company *	70,000	2,434,600
		25,821,100
Financials - 20.6%
Capital Markets - 3.8%
Bank of New York Mellon Corporation (The)	175,000	3,958,500
Federated Investors, Inc. - Class B	175,000	3,620,750
		7,579,250
Commercial Banks - 3.5%
PNC Financial Services Group, Inc.	55,000	3,470,500
U.S. Bancorp	100,000	3,430,000
		6,900,500
Diversified Financial Services - 5.1%
MasterCard, Inc. - Class A	8,000	3,611,840

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Market Value
Financials - 20.6% (Continued)
Diversified Financial Services - 5.1% (Continued)
Western Union Company (The)	350,000	$6,377,000
		9,988,840
Insurance - 5.5%
Alleghany Corporation *	15,000	5,174,100
Reinsurance Group of America, Inc.	45,000	2,604,150
Unico American Corporation	282,945	3,112,395
		10,890,645
Real Estate Investment Trusts (REIT) - 1.0%
HCP, Inc.	45,000	2,001,600

Real Estate Management & Development - 1.7%
Kennedy-Wilson Holdings, Inc.	234,000	3,268,980

Health Care - 13.7%
Health Care Equipment & Supplies - 5.4%
Stryker Corporation	130,000	7,235,800
Varian Medical Systems, Inc. *	55,000	3,317,600
		10,553,400
Health Care Providers & Services - 2.3%
Patterson Companies, Inc.	135,000	4,622,400

Life Sciences Tools & Services - 2.4%
Mettler-Toledo International, Inc. *	15,000	2,561,100
Waters Corporation *	25,000	2,083,250
		4,644,350
Pharmaceuticals - 3.6%
Abbott Laboratories	105,000	7,198,800

Industrials - 12.1%
Aerospace & Defense - 4.0%
General Dynamics Corporation	35,000	2,314,200
United Technologies Corporation	70,000	5,480,300
		7,794,500
Commercial Services & Supplies - 1.4%
Genuine Parts Company	45,000	2,746,350

Construction & Engineering - 1.8%
Foster Wheeler AG *	150,000	3,594,000

Electrical Equipment - 2.7%
General Cable Corporation *	180,000	5,288,400

Machinery - 2.2%
Caterpillar, Inc.	25,000	2,151,000
Joy Global, Inc.	40,000	2,242,400
		4,393,400

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Market Value
Information Technology - 11.4%
Communications Equipment - 0.9%
ADTRAN, Inc.	100,000	$1,728,000

Computers & Peripherals - 1.5%
Hewlett-Packard Company	175,000	2,985,500

IT Services - 7.9%
Accenture PLC - Class A	110,000	7,703,300
International Business Machines Corporation	20,000	4,149,000
Teradata Corporation *	50,000	3,770,500
		15,622,800
Office Electronics - 1.1%
Zebra Technologies Corporation - Class A *	55,000	2,064,700

Materials - 2.1%
Chemicals - 2.1%
FMC Corporation	75,000	4,153,500

Total Common Stocks (Cost $141,754,308)		$187,187,765

EXCHANGE-TRADED FUNDS - 4.3%	Shares	Market Value
SPDR Gold Trust * (Cost $5,730,994)	50,000	$8,601,000

MONEY MARKET FUNDS - 1.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $1,959,630)	1,959,630	$1,959,630

Total Investments at Market Value - 100.3% (Cost $149,444,932)		$197,748,395

Liabilities in Excess of Other Assets - (0.3%)		(671,950)

Net Assets - 100.0%		$197,076,445

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2012.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Market Value
Consumer Discretionary - 16.6%
Leisure Equipment & Products - 4.9%
Polaris Industries, Inc.	119,000	$9,623,530

Specialty Retail - 8.6%
AutoZone, Inc. *	21,300	7,873,971
Ross Stores, Inc.	138,000	8,914,800
		16,788,771
Textiles, Apparel & Luxury Goods - 3.1%
Coach, Inc.	106,300	5,954,926

Consumer Staples - 9.8%
Food Products - 7.2%
Kellogg Company	123,800	6,395,508
McCormick & Company, Inc.	122,200	7,581,288
		13,976,796
Household Products - 2.6%
Clorox Company (The)	71,600	5,158,780

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Exxon Mobil Corporation	41,400	3,786,030
Occidental Petroleum Corporation	50,300	4,328,818
		8,114,848
Financials - 6.5%
Capital Markets - 3.3%
Eaton Vance Corporation	166,600	4,824,736
SEI Investments Company	74,800	1,604,460
		6,429,196
Diversified Financial Services - 3.2%
MasterCard, Inc. - Class A	13,800	6,230,424

Health Care - 16.3%
Biotechnology - 4.8%
Gilead Sciences, Inc. *	140,400	9,312,732

Health Care Equipment & Supplies - 10.1%
C.R. Bard, Inc.	64,900	6,791,785
Stryker Corporation	118,400	6,590,144
Varian Medical Systems, Inc. *	107,300	6,472,336
		19,854,265
Life Sciences Tools & Services - 1.4%
Mettler-Toledo International, Inc. *	16,000	2,731,840

Industrials - 25.2%
Aerospace & Defense - 3.2%
General Dynamics Corporation	57,700	3,815,124
Precision Castparts Corporation	15,500	2,531,770
		6,346,894

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Market Value
Industrials - 25.2% (Continued)
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	49,100	$1,785,276

Commercial Services & Supplies - 3.6%
Rollins, Inc.	298,250	6,976,068

Electrical Equipment - 3.5%
AMETEK, Inc.	192,600	6,827,670

Industrial Conglomerates - 2.9%
Danaher Corporation	101,500	5,597,725

Machinery - 11.1%
Donaldson Company, Inc.	122,800	4,262,388
Flowserve Corporation	26,000	3,321,240
Graco, Inc.	128,200	6,445,896
Toro Company (The)	194,000	7,717,320
		21,746,844
Information Technology - 20.3%
Computers & Peripherals - 1.5%
Hewlett-Packard Company	173,200	2,954,792

Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corporation - Class A	111,700	6,576,896

IT Services - 10.9%
Accenture PLC - Class A	107,000	7,493,210
Cognizant Technology Solutions Corporation - Class A *	102,400	7,159,808
International Business Machines Corporation	31,800	6,596,910
		21,249,928
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corporation	130,900	4,448,636
Intel Corporation	200,000	4,536,000
		8,984,636

Total Common Stocks (Cost $134,284,804)		$193,222,837

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $2,758,976)	2,758,976	$2,758,976

Total Investments at Market Value - 100.3% (Cost $137,043,780)		$195,981,813

Liabilities in Excess of Other Assets - (0.3%)		(600,394)

Net Assets - 100.0%		$195,381,419

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2012.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Market Value
Consumer Discretionary - 15.8%
Auto Components - 1.8%
Gentex Corporation	325,000	$5,528,250

Diversified Consumer Services - 3.2%
DeVry, Inc.	420,000	9,559,200

Leisure Equipment & Products - 3.0%
Hasbro, Inc.	235,000	8,969,950

Specialty Retail - 5.1%
Cato Corporation (The) - Class A	178,900	5,315,119
Lowe's Companies, Inc.	330,000	9,979,200
		15,294,319
Textiles, Apparel & Luxury Goods - 2.7%
VF Corporation	17,000	2,709,120
Wolverine World Wide, Inc.	120,000	5,324,400
		8,033,520
Consumer Staples - 10.9%
Food & Staples Retailing - 2.9%
Sysco Corporation	275,000	8,599,250

Food Products - 3.7%
Hormel Foods Corporation	100,000	2,924,000
Kellogg Company	160,000	8,265,600
		11,189,600
Household Products - 4.3%
Clorox Company (The)	75,000	5,403,750
Colgate-Palmolive Company	70,000	7,505,400
		12,909,150
Energy - 13.3%
Energy Equipment & Services - 4.4%
Halliburton Company	210,000	7,074,900
Schlumberger Limited	85,000	6,148,050
		13,222,950
Oil, Gas & Consumable Fuels - 8.9%
ConocoPhillips	110,000	6,289,800
Exxon Mobil Corporation	125,000	11,431,250
Phillips 66	190,000	8,810,300
		26,531,350
Financials - 10.5%
Capital Markets - 3.0%
Bank of New York Mellon Corporation (The)	400,000	9,048,000

Commercial Banks - 5.3%
BB&T Corporation	250,000	8,290,000
PNC Financial Services Group, Inc.	75,000	4,732,500
U.S. Bancorp	85,000	2,915,500
		15,938,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Market Value
Financials - 10.5% (Continued)
Insurance - 2.2%
HCC Insurance Holdings, Inc.	190,000	$6,439,100

Health Care - 8.6%
Health Care Equipment & Supplies - 5.5%
Medtronic, Inc.	185,000	7,977,200
Stryker Corporation	150,000	8,349,000
		16,326,200
Pharmaceuticals - 3.1%
Abbott Laboratories	135,000	9,255,600

Industrials - 25.3%
Aerospace & Defense - 4.7%
General Dynamics Corporation	105,000	6,942,600
United Technologies Corporation	90,000	7,046,100
		13,988,700
Air Freight & Logistics - 1.7%
United Parcel Service, Inc. - Class B	70,000	5,009,900

Commercial Services & Supplies - 2.4%
Republic Services, Inc.	255,000	7,015,050

Electrical Equipment - 2.8%
Emerson Electric Company	175,000	8,447,250

Industrial Conglomerates - 2.9%
3M Company	95,000	8,779,900

Machinery - 8.5%
Dover Corporation	165,000	9,815,850
Illinois Tool Works, Inc.	150,000	8,920,500
PACCAR, Inc.	165,000	6,604,125
		25,340,475
Road & Rail - 2.3%
Norfolk Southern Corporation	110,000	6,999,300

Information Technology - 6.1%
Computers & Peripherals - 1.4%
Hewlett-Packard Company	250,000	4,265,000

IT Services - 2.3%
Paychex, Inc.	200,000	6,658,000

Semiconductors & Semiconductor Equipment - 2.4%
Microchip Technology, Inc.	220,000	7,202,800

Materials - 6.0%
Chemicals - 6.0%
PPG Industries, Inc.	65,000	7,464,600

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Market Value
Materials - 6.0% (Continued)
Chemicals - 6.0% (Continued)
RPM International, Inc.	230,000	$6,564,200
Stepan Company	40,000	3,844,800
		17,873,600

Total Common Stocks (Cost $258,590,054)		$288,424,414

MONEY MARKET FUNDS - 3.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $10,821,840)	10,821,840	$10,821,840

Total Investments at Market Value - 100.1% (Cost $269,411,894)		$299,246,254

Liabilities in Excess of Other Assets - (0.1%)		(410,293)

Net Assets - 100.0%		$298,835,961

(a)	The rate shown is the 7-day effective yield as of September 30, 2012.

See notes to Schedules of Investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 82.0%	Shares	Market Value
Consumer Discretionary - 12.7%
Auto Components - 0.7%
Gentex Corporation	15,000	$255,150

Diversified Consumer Services - 4.4%
Coinstar, Inc. *	15,000	674,700
DeVry, Inc.	25,000	569,000
Matthews International Corporation - Class A	15,000	447,300
		1,691,000
Household Durables - 0.3%
Stanley Furniture Company, Inc. *	22,100	107,627

Specialty Retail - 5.2%
Cato Corporation (The) - Class A	2,500	74,275
Rent-A-Center, Inc.	35,000	1,227,800
Signet Jewelers Ltd.	7,500	365,700
Systemax, Inc. *	25,000	295,250
		1,963,025
Textiles, Apparel & Luxury Goods - 2.1%
Iconix Brand Group, Inc. *	25,000	456,000
K-Swiss, Inc. - Class A *	100,000	343,000
		799,000
Consumer Staples - 1.0%
Household Products - 1.0%
Energizer Holdings, Inc.	5,000	373,050

Energy - 21.2%
Energy Equipment & Services - 10.1%
Atwood Oceanics, Inc. *	6,000	272,700
CARBO Ceramics, Inc.	10,000	629,200
Ensco PLC - Class A	15,000	818,400
Helmerich & Payne, Inc.	10,000	476,100
Patterson-UTI Energy, Inc.	50,000	792,000
Rowan Companies PLC - Class A *	7,500	253,275
Tidewater, Inc.	12,500	606,625
		3,848,300
Oil, Gas & Consumable Fuels - 11.1%
Chesapeake Energy Corporation	75,000	1,415,250
Cimarex Energy Company	12,000	702,600
Cloud Peak Energy, Inc. *	25,000	452,500
EXCO Resources, Inc.	50,000	400,500
Forest Oil Corporation *	100,000	845,000
Rosetta Resources, Inc. *	2,500	119,750
SM Energy Company	5,000	270,550
		4,206,150
Financials - 19.7%
Capital Markets - 1.6%
Federated Investors, Inc. - Class B	30,000	620,700

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.0% (Continued)	Shares	Market Value
Financials - 19.7% (Continued)
Commercial Banks - 1.1%
United Bancorp, Inc. * (a)	100,000	$420,000

Diversified Financial Services - 6.9%
Dun & Bradstreet Corporation (The)	2,000	159,240
H&R Block, Inc.	30,000	519,900
Leucadia National Corporation	25,000	568,750
PICO Holdings, Inc. *	20,000	456,400
Western Union Company (The)	50,000	911,000
		2,615,290
Insurance - 5.4%
Alleghany Corporation *	3,036	1,047,238
Markel Corporation *	500	229,245
White Mountains Insurance Group Ltd.	1,500	770,010
		2,046,493
Real Estate Management & Development - 1.3%
St. Joe Company (The) *	25,000	487,500

Thrifts & Mortgage Finance - 3.4%
Capitol Federal Financial, Inc.	10,000	119,600
FedFirst Financial Corporation	15,320	228,268
Oritani Financial Corporation	30,000	451,500
Standard Financial Corporation	10,000	168,500
ViewPoint Financial Group, Inc.	17,981	344,696
		1,312,564
Health Care - 2.0%
Health Care Equipment & Supplies - 2.0%
Atrion Corporation	1,057	234,125
STERIS Corporation	15,000	532,050
		766,175
Industrials - 3.3%
Aerospace & Defense - 1.7%
Sparton Corporation *	15,000	189,750
Spirit AeroSystems Holdings, Inc. - Class A *	20,000	444,200
		633,950
Machinery - 1.6%
Conrad Industries, Inc. *	35,543	622,002

Information Technology - 20.1%
Communications Equipment - 2.7%
ADTRAN, Inc.	40,000	691,200
Arris Group, Inc. *	25,000	319,750
		1,010,950
Computers & Peripherals - 3.5%
Diebold, Incorporated	10,000	337,100
Lexmark International, Inc. - Class A	15,000	333,750
Logitech International S.A. *	15,000	137,250
QLogic Corporation *	20,000	228,400

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.0% (Continued)	Shares	Market Value
Information Technology - 20.1% (Continued)
Computers & Peripherals - 3.5% (Continued)
Rimage Corporation	45,000	$303,750
		1,340,250
Electronic Equipment, Instruments & Components - 10.8%
Arrow Electronics, Inc. *	20,000	674,200
Avnet, Inc. *	40,000	1,163,600
FLIR Systems, Inc.	30,000	599,250
Ingram Micro, Inc. - Class A *	100,000	1,523,000
ScanSource, Inc. *	5,000	160,100
		4,120,150
IT Services - 2.1%
Broadridge Financial Solutions, Inc.	15,000	349,950
Computer Services, Inc.	15,500	463,605
		813,555
Semiconductors & Semiconductor Equipment - 1.0%
Veeco Instruments, Inc. *	12,000	360,240

Materials - 2.0%
Metals & Mining - 2.0%
Horsehead Holding Corporation *	80,000	747,200

Total Common Stocks (Cost $27,658,570)		$31,160,321

EXCHANGE-TRADED FUNDS - 4.1%	Shares	Market Value
SPDR Gold Trust * (Cost $1,032,351)	9,100	$1,565,382

REPURCHASE AGREEMENTS (b) - 0.9%	Face Amount	Market Value
U.S. Bank N.A., 0.01%, dated 09/28/12, due 10/01/12, repurchase proceeds: $352,846 (Cost $352,846)	$352,846	$352,846

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 13.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (c)	1,729,538	$1,729,538
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (c)	1,749,339	1,749,339
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (c)	1,729,538	1,729,538
Total Money Market Funds (Cost $5,208,415)		$5,208,415

Total Investments at Market Value - 100.7% (Cost $34,252,182)		$38,286,964

Liabilities in Excess of Other Assets - (0.7%)		(259,278)

Net Assets - 100.0%		$38,027,686

*	Non-income producing security.
(a)	Fair value priced. Fair valued security totaled $420,000 at September 30, 2012, representing 1.1% of net assets. Level 2 security (Note 1).
(b)	Repurchase agreement is fully collateralized by $336,870 FHLMC FHARM Pool #1K1230, 2.337%, due 01/01/36. The aggregate market value of the collateral at September 30, 2012 was $360,281.
(c)	The rate shown is the 7-day effective yield as of September 30, 2012.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 90.9%	Shares	Market Value
Consumer Discretionary - 6.5%
Automobiles - 2.3%
Toyota Motor Corporation - ADR	7,000	$549,570

Hotels, Restaurants & Leisure - 2.1%
McDonald's Corporation	5,500	504,625

Household Durables - 2.1%
Brookfield Residential Properties, Inc. *	35,000	489,300

Consumer Staples - 11.4%
Beverages - 5.6%
Diageo PLC - ADR	6,500	732,745
Heineken NV - Unsponsored ADR	20,000	594,800
		1,327,545
Food Products - 3.2%
Kraft Foods, Inc. - Class A	7,500	310,125
Nestlé S.A. - ADR	7,000	442,470
		752,595
Household Products - 2.6%
Colgate-Palmolive Company	3,000	321,660
Energizer Holdings, Inc.	4,000	298,440
		620,100
Energy - 9.8%
Energy Equipment & Services - 3.2%
Schlumberger Limited	7,000	506,310
Tidewater, Inc.	5,000	242,650
		748,960
Oil, Gas & Consumable Fuels - 6.6%
BP PLC - ADR	11,000	465,960
Canadian Natural Resources Ltd.	12,000	369,480
Exxon Mobil Corporation	5,000	457,250
Talisman Energy, Inc.	20,000	266,400
		1,559,090
Financials - 13.4%
Commercial Banks - 1.9%
Toronto-Dominion Bank (The)	5,500	458,370

Diversified Financial Services - 3.7%
MasterCard, Inc. - Class A	700	316,036
Western Union Company (The)	30,000	546,600
		862,636
Insurance - 7.8%
ACE Limited	6,500	491,400
Allianze SE - ADR	33,000	391,710
AXA S.A. - ADR	14,000	208,600
Reinsurance Group of America, Inc.	5,000	289,350
Tokio Marine Holdings, Inc. - ADR	8,000	202,000

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.9% (Continued)	Shares	Market Value
Financials - 13.4% (Continued)
Insurance - 7.8% (Continued)
Zurich Insurance Group AG - ADR *	10,000	$250,300
		1,833,360
Health Care - 6.2%
Health Care Equipment & Supplies - 2.1%
Mindray Medical International Ltd. - ADR	15,000	504,150

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	5,000	294,150

Pharmaceuticals - 2.8%
Abbott Laboratories	9,500	651,320

Industrials - 18.8%
Aerospace & Defense - 1.8%
United Technologies Corporation	5,500	430,595

Construction & Engineering - 2.5%
Foster Wheeler AG *	25,000	599,000

Electrical Equipment - 6.0%
ABB Limited - ADR *	25,000	467,500
Emerson Electric Company	10,000	482,700
General Cable Corporation *	16,000	470,080
		1,420,280
Industrial Conglomerates - 4.9%
3M Company	5,500	508,310
Koninklijke Philips Electronics NV - ADR	10,427	244,513
Siemens AG - ADR	4,000	400,600
		1,153,423
Machinery - 1.7%
Lincoln Electric Holdings, Inc.	10,000	390,500

Road & Rail - 1.9%
Canadian National Railway Company	5,000	441,150

Information Technology - 13.2%
Computers & Peripherals - 1.8%
Hewlett-Packard Company	25,000	426,500

Electronic Equipment, Instruments & Components - 2.7%
LG Display Company Ltd. - ADR *	50,000	628,500

IT Services - 4.0%
Accenture PLC - Class A	9,000	630,270
International Business Machines Corporation	1,500	311,175
		941,445

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.9% (Continued)	Shares	Market Value
Information Technology - 13.2% (Continued)
Office Electronics - 1.4%
Zebra Technologies Corporation - Class A *	9,000	$337,860

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corporation	20,000	453,600
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	20,000	316,400
		770,000
Materials - 9.6%
Chemicals - 6.6%
FMC Corporation	9,000	498,420
International Flavors & Fragrances, Inc.	9,000	536,220
Syngenta AG - ADR	7,000	523,950
		1,558,590
Metals & Mining - 3.0%
BHP Billiton Ltd. - ADR	4,500	308,745
POSCO - ADR	5,000	407,700
		716,445
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 0.6%
Telefónica S.A. - ADR	11,289	149,918

Wireless Telecommunication Services - 1.4%
América Móvil S.A.B. de C.V. - Series L - ADR	13,000	330,720

Total Common Stocks (Cost $19,837,107)		$21,450,697

EXCHANGE-TRADED FUNDS - 2.9%	Shares	Market Value
SPDR Gold Trust * (Cost $577,600)	4,000	$688,080

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,024,675	$1,024,675
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	440,033	440,033
Total Money Market Funds (Cost $1,464,708)		$1,464,708

Total Investments at Market Value - 100.0% (Cost $21,879,415)		$23,603,485

Other Assets in Excess of Liabilities - 0.0% (b)		1,648

Net Assets - 100.0%		$23,605,133

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2012.
(b)	Percentage rounds to less than 0.1%.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
September 30, 2012 (Unaudited)

Country	Value	% of Net Assets
United States	$10,214,746	43.3%
Switzerland	2,774,620	11.7%
Canada	2,024,700	8.6%
United Kingdom	1,198,705	5.1%
South Korea	1,036,200	4.4%
Netherlands	839,313	3.6%
Germany	792,310	3.4%
Japan	751,570	3.2%
China	504,150	2.1%
Mexico	330,720	1.4%
Taiwan	316,400	1.3%
Australia	308,745	1.3%
France	208,600	0.9%
Spain	149,918	0.6%
	$21,450,697	90.9%

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

U.S. TREASURY OBLIGATIONS - 20.1%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 3.7%
2.500%, due 07/15/16	$2,269,020	$2,634,369
2.625%, due 07/15/17	1,105,470	1,335,805
		3,970,174
U.S. Treasury Notes - 16.4%
1.375%, due 10/15/12	1,500,000	1,500,735
1.375%, due 03/15/13	1,500,000	1,508,320
1.250%, due 02/15/14	2,000,000	2,028,124
1.875%, due 04/30/14	2,000,000	2,051,796
2.375%, due 08/31/14	1,500,000	1,560,879
2.500%, due 04/30/15	3,000,000	3,170,625
2.625%, due 02/29/16	3,000,000	3,229,686
0.875%, due 04/30/17	2,500,000	2,535,352
		17,585,517

Total U.S. Treasury Obligations (Cost $20,671,780)		$21,555,691

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%	Par Value	Market Value
Federal Farm Credit Bank - 1.9%
4.600%, due 12/27/12	$1,000,000	$1,010,598
4.500%, due 01/22/15	1,000,000	1,095,372
		2,105,970
Private Export Funding Corporation - 0.5%
3.550%, due 04/15/13	500,000	509,055

Total U.S. Government Agency Obligations (Cost $2,519,822)		$2,615,025

CORPORATE BONDS - 49.7%	Par Value	Market Value
Consumer Discretionary - 4.3%
Johnson Controls, Inc., 5.500%, due 01/15/16	$1,000,000	$1,146,097
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	563,322
Lowe's Companies, Inc., 2.125%, due 04/15/16	1,000,000	1,038,534
McGraw-Hill Companies, Inc. (The), 5.375%, due 11/15/12	500,000	502,729
TJX Companies, Inc. (The), 4.200%, due 08/15/15	1,250,000	1,369,900
		4,620,582
Consumer Staples - 5.8%
Clorox Company (The), 5.000%, due 01/15/15	1,000,000	1,091,298
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,319,220
Kimberly Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,811,453
Sysco Corporation, 4.200%, due 02/12/13	1,000,000	1,013,024
		6,234,995
Energy - 1.5%
Apache Corporation, 5.625%, due 01/15/17	1,000,000	1,191,484
ConocoPhillips, 4.750%, due 02/01/14	360,000	380,269
		1,571,753

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.7% (Continued)	Par Value	Market Value
Financials - 8.8%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	$1,500,000	$1,572,195
BB&T Corporation, 4.750%, due 10/01/12	1,000,000	1,000,104
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,093,668
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,058,932
National Rural Utilities Cooperative Finance Corporation, 4.750%, due 03/01/14	1,000,000	1,060,560
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	2,042,256
U.S. Bancorp, 2.450%, due 07/27/15	1,500,000	1,578,333
		9,406,048
Health Care - 5.5%
Medtronic, Inc., 4.750%, due 09/15/15	1,000,000	1,119,352
Medtronic, Inc., 2.625%, due 03/15/16	500,000	530,801
Stryker Corporation, 3.000%, due 01/15/15	1,000,000	1,051,816
Stryker Corporation, 2.000%, due 09/30/16	650,000	677,659
Thermo Fisher Scientific, Inc., 1.850%, due 01/15/18	1,000,000	1,016,590
Zimmer Holdings, Inc., 4.625%, due 11/30/19	1,255,000	1,434,337
		5,830,555
Industrials - 10.6%
3M Company, 1.375%, due 09/29/16	1,150,000	1,179,932
Eaton Corporation, 4.900%, due 05/15/13	500,000	513,242
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,945,683
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,735,689
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	1,064,943
Ryder System, Inc., 3.150%, due 03/02/15	1,000,000	1,035,152
Union Pacific Corporation, 5.125%, due 02/15/14	500,000	528,907
Union Pacific Corporation, 4.875%, due 01/15/15	750,000	819,757
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,823,891
United Technologies Corporation, 5.375%, due 12/15/17	571,000	694,614
		11,341,810
Information Technology - 7.5%
Dell, Inc., 2.300%, due 09/10/15	2,000,000	2,077,518
Harris Corporation, 5.000%, due 10/01/15	1,000,000	1,107,137
Hewlett-Packard Company, 6.125%, due 03/01/14	1,000,000	1,066,069
Hewlett-Packard Company, 2.125%, due 09/13/15	500,000	507,403
Hewlett-Packard Company, 2.650%, due 06/01/16	500,000	511,553
International Business Machines Corporation, 4.750%, due 11/29/12	500,000	503,673
International Business Machines Corporation, 6.500%, due 10/15/13	500,000	531,847
International Business Machines Corporation, 2.000%, due 01/05/16	1,000,000	1,044,668
National Semiconductor Corporation, 6.600%, due 06/15/17	500,000	625,567
		7,975,435
Materials - 1.8%
PPG Industries, Inc., 6.650%, due 03/15/18	721,000	886,507

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.7% (Continued)	Par Value	Market Value
Materials - 1.8% (Continued)
Sherwin-Williams Company (The), 3.125%, due 12/15/14	$1,000,000	$1,050,819
		1,937,326
Utilities - 3.9%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	2,000,000	2,326,342
Duke Energy Corporation, 3.950%, due 09/15/14	800,000	848,018
NextEra Energy Capital Holdings, Inc., 2.600%, due 09/01/15	1,000,000	1,036,780
		4,211,140

Total Corporate Bonds (Cost $51,467,187)		$53,129,644

COMMON STOCKS - 19.2%	Shares	Market Value
Consumer Discretionary - 2.4%
Auto Components - 0.7%
Gentex Corporation	45,000	$765,450

Leisure Equipment & Products - 1.0%
Hasbro, Inc.	28,000	1,068,760

Specialty Retail - 0.7%
Lowe's Companies, Inc.	25,000	756,000

Consumer Staples - 2.3%
Food & Staples Retailing - 1.0%
Sysco Corporation	36,000	1,125,720

Food Products - 0.6%
Kellogg Company	12,000	619,920

Household Products - 0.7%
Clorox Company (The)	10,000	720,500

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	17,500	1,000,650
Exxon Mobil Corporation	10,000	914,500
		1,915,150
Financials - 1.4%
Capital Markets - 1.0%
Bank of New York Mellon Corporation (The)	45,000	1,017,900

Commercial Banks - 0.4%
BB&T Corporation	7,500	248,700
U.S. Bancorp	5,000	171,500
		420,200

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.2% (Continued)	Shares	Market Value
Health Care - 1.8%
Health Care Equipment & Supplies - 0.5%
Medtronic, Inc.	12,000	$517,440

Pharmaceuticals - 1.3%
Abbott Laboratories	20,000	1,371,200

Industrials - 6.9%
Aerospace & Defense - 0.7%
General Dynamics Corporation	12,000	793,440

Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	10,000	715,700

Commercial Services & Supplies - 0.7%
Republic Services, Inc.	25,000	687,750

Electrical Equipment - 1.0%
Emerson Electric Company	22,000	1,061,940

Industrial Conglomerates - 1.0%
3M Company	12,000	1,109,040

Machinery - 2.2%
Dover Corporation	20,000	1,189,800
Illinois Tool Works, Inc.	20,000	1,189,400
		2,379,200
Road & Rail - 0.6%
Norfolk Southern Corporation	10,000	636,300

Information Technology - 1.8%
IT Services - 1.0%
Paychex, Inc.	34,000	1,131,860

Semiconductors & Semiconductor Equipment - 0.8%
Microchip Technology, Inc.	25,000	818,500

Materials - 0.8%
Chemicals - 0.8%
RPM International, Inc.	30,000	856,200

Total Common Stocks (Cost $18,129,797)		$20,488,170

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	5,018,153	$5,018,153
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	3,523,228	3,523,228
Total Money Market Funds (Cost $8,541,381)		$8,541,381

Total Investments at Market Value - 99.4% (Cost $101,329,967)		$106,329,911

Other Assets in Excess of Liabilities - 0.6%		626,842

Net Assets - 100.0%		$106,956,753

(a)	The rate shown is the 7-day effective yield as of September 30, 2012.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2012 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, Repurchase Agreements held by the Ave Maria Opportunity Fund and U.S. Treasury Obligations, U.S. Government Agency Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since values for the underlying collateral for the Repurchase Agreements and the values for U.S. Treasury Obligations, U.S. Government Agency Obligations and Corporate Bonds are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2012 by security type:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$187,187,765	$-	$-	$187,187,765
Exchange-Traded Funds	8,601,000	-	-	8,601,000
Money Market Funds	1,959,630	-	-	1,959,630
Total	$197,748,395	$-	$-	$197,748,395

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$193,222,837	$-	$-	$193,222,837
Money Market Funds	2,758,976	-	-	2,758,976
Total	$195,981,813	$-	$-	$195,981,813

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$288,424,414	$-	$-	$288,424,414
Money Market Funds	10,821,840	-	-	10,821,840
Total	$299,246,254	$-	$-	$299,246,254

Ave Maria Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$30,740,321	$420,000	$-	$31,160,321
Exchange-Traded Funds	1,565,382	-	-	1,565,382
Repurchase Agreements	-	352,846	-	352,846
Money Market Funds	5,208,415	-	-	5,208,415
Total	$37,514,118	$772,846	$-	$38,286,964

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$21,450,697	$-	$-	$21,450,697
Exchange-Traded Funds	688,080	-	-	688,080
Money Market Funds	1,464,708	-	-	1,464,708
Total	$23,603,485	$-	$-	$23,603,485

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$21,555,691	$-	$21,555,691
U.S. Government Agency Obligations	-	2,615,025	-	2,615,025
Corporate Bonds	-	53,129,644	-	53,129,644
Common Stocks	20,488,170	-	-	20,488,170
Money Market Funds	8,541,381	-	-	8,541,381
Total	$29,029,551	$77,300,360	$-	$106,329,911

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and sector or industry type.  As of September 30, 2012, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund did not have any transfers in and out of any Level.  Transfers that occurred between Levels 1 and 2 on September 30, 2012 for the Ave Maria Opportunity Fund due to implementation of systematic fair value procedures are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$420,000	$-

There were no Level 3 securities or derivative instruments held by the Funds as of September 30, 2012. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2012:

	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising
	Values Fund	Fund	Dividend Fund

Cost of portfolio investments	$149,702,946	$137,221,419	$269,693,109

Gross unrealized appreciation	$56,241,700	$64,330,266	$40,634,981
Gross unrealized depreciation	(8,196,251)	(5,569,872)	(11,081,836)

Net unrealized appreciation	$48,045,449	$58,760,394	$29,553,145

	Ave Maria	Ave Maria	Ave Maria
	Opportunity	World	Bond
	Fund	Equity Fund	Fund

Cost of portfolio investments	$34,286,310	$21,879,415	$101,329,967

Gross unrealized appreciation	$4,972,876	$3,050,024	$5,318,369
Gross unrealized depreciation	(972,222)	(1,325,954)	(318,425)

Net unrealized appreciation	$4,000,654	$1,724,070	$4,999,944

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Funds than would be the case if the Funds did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of September 30, 2012, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund had 25.2% and 25.3%, respectively, of the value of their net assets invested in stocks within the industrials sector.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 6, 2012

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	November 6, 2012

* Print the name and title of each signing officer under his or her signature.